Hedging Activities, Derivative Instruments and Credit Risk, Hedging Activities and Derivative Instruments within the Condensed Consolidated Balance Sheets (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Maximum [Member]
Derivative, Fair Value, Net [Abstract]
Maturity period of foreign currency contracts		1 year
Interest Rate Swap Contracts [Member] | Derivatives Designated as Hedging Instruments [Member] | Cash Flow [Member]
Notional Amounts, Fair Values and Classification of Outstanding Derivatives by Risk Category and Instrument Type [Abstract]
Notional amount	[1]	$ 825.0	$ 925.0
Interest Rate Swap Contracts [Member] | Other Current Assets [Member] | Derivatives Designated as Hedging Instruments [Member] | Cash Flow [Member]
Notional Amounts, Fair Values and Classification of Outstanding Derivatives by Risk Category and Instrument Type [Abstract]
Assets fair value	[1]	0.0	0.0
Interest Rate Swap Contracts [Member] | Other Assets [Member] | Derivatives Designated as Hedging Instruments [Member] | Cash Flow [Member]
Notional Amounts, Fair Values and Classification of Outstanding Derivatives by Risk Category and Instrument Type [Abstract]
Assets fair value	[1]	0.0	0.0
Interest Rate Swap Contracts [Member] | Accrued Liabilities [Member] | Derivatives Designated as Hedging Instruments [Member] | Cash Flow [Member]
Notional Amounts, Fair Values and Classification of Outstanding Derivatives by Risk Category and Instrument Type [Abstract]
Liabilities fair value	[1]	13.1	11.2
Interest Rate Swap Contracts [Member] | Other Liabilities [Member] | Derivatives Designated as Hedging Instruments [Member] | Cash Flow [Member]
Notional Amounts, Fair Values and Classification of Outstanding Derivatives by Risk Category and Instrument Type [Abstract]
Liabilities fair value	[1]	0.0	8.7
Foreign Currency Forwards [Member] | Maximum [Member]
Notional Amounts, Fair Values and Classification of Outstanding Derivatives by Risk Category and Instrument Type [Abstract]
Notional amount		56.1
Foreign Currency Forwards [Member] | Derivatives Not Designated as Hedging Instruments [Member] | Fair Value [Member]
Notional Amounts, Fair Values and Classification of Outstanding Derivatives by Risk Category and Instrument Type [Abstract]
Notional amount	[1]	55.2	143.3
Foreign Currency Forwards [Member] | Other Current Assets [Member] | Derivatives Not Designated as Hedging Instruments [Member] | Fair Value [Member]
Notional Amounts, Fair Values and Classification of Outstanding Derivatives by Risk Category and Instrument Type [Abstract]
Assets fair value	[1]	0.5	1.3
Foreign Currency Forwards [Member] | Other Assets [Member] | Derivatives Not Designated as Hedging Instruments [Member] | Fair Value [Member]
Notional Amounts, Fair Values and Classification of Outstanding Derivatives by Risk Category and Instrument Type [Abstract]
Assets fair value	[1]	0.0	0.0
Foreign Currency Forwards [Member] | Accrued Liabilities [Member] | Derivatives Not Designated as Hedging Instruments [Member] | Fair Value [Member]
Notional Amounts, Fair Values and Classification of Outstanding Derivatives by Risk Category and Instrument Type [Abstract]
Liabilities fair value	[1]	0.0	0.0
Foreign Currency Forwards [Member] | Other Liabilities [Member] | Derivatives Not Designated as Hedging Instruments [Member] | Fair Value [Member]
Notional Amounts, Fair Values and Classification of Outstanding Derivatives by Risk Category and Instrument Type [Abstract]
Liabilities fair value	[1]	0.0	0.0
Foreign Currency Forwards [Member] | Derivatives Not Designated as Hedging Instruments [Member] | Fair Value [Member]
Notional Amounts, Fair Values and Classification of Outstanding Derivatives by Risk Category and Instrument Type [Abstract]
Notional amount	[1]	106.9	27.5
Foreign Currency Forwards [Member] | Other Current Assets [Member] | Derivatives Not Designated as Hedging Instruments [Member] | Fair Value [Member]
Notional Amounts, Fair Values and Classification of Outstanding Derivatives by Risk Category and Instrument Type [Abstract]
Assets fair value	[1]	0.0	0.0
Foreign Currency Forwards [Member] | Other Assets [Member] | Derivatives Not Designated as Hedging Instruments [Member] | Fair Value [Member]
Notional Amounts, Fair Values and Classification of Outstanding Derivatives by Risk Category and Instrument Type [Abstract]
Assets fair value	[1]	0.0	0.0
Foreign Currency Forwards [Member] | Accrued Liabilities [Member] | Derivatives Not Designated as Hedging Instruments [Member] | Fair Value [Member]
Notional Amounts, Fair Values and Classification of Outstanding Derivatives by Risk Category and Instrument Type [Abstract]
Liabilities fair value	[1]	0.5	0.1
Foreign Currency Forwards [Member] | Other Liabilities [Member] | Derivatives Not Designated as Hedging Instruments [Member] | Fair Value [Member]
Notional Amounts, Fair Values and Classification of Outstanding Derivatives by Risk Category and Instrument Type [Abstract]
Liabilities fair value	[1]	$ 0.0	$ 0.0

[1]	Notional amounts represent the gross contract amounts of the outstanding derivatives excluding the total notional amount of positions that have been effectively closed through offsetting positions. The net gains and net losses associated with positions that have been effectively closed through offsetting positions but not yet settled are included in the asset and liability derivatives fair value columns, respectively.